     THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON FEBRUARY 14, 2013 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR
           WHICH CONFIDENTIAL TREATMENT EXPIRED ON FEBRUARY 14, 2013.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/2012
                                               -----------------------

Check Here if Amendment /X/; Amendment Number: 1
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        /X/ adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Quogue Capital LLC
                 -------------------------------
   Address:      50 West 57th Street 15th Floor
                 -------------------------------
                 New York, NY 10019
                 -------------------------------


Form 13F File Number: 28-15341
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Wayne P. Rothbaum
         -------------------------------
Title:   Managing Member
         -------------------------------
Phone:   (212) 554-4475
         -------------------------------

Signature, Place, and Date of Signing:

        /s/Wayne P. Rothbaum             New York, NY     April 29, 2013
   -------------------------------    -----------------   --------------
           [Signature]                  [City, State]         [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

     THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON FEBRUARY 14, 2013 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR
           WHICH CONFIDENTIAL TREATMENT EXPIRED ON FEBRUARY 14, 2013.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 1
                                        --------------------

Form 13F Information Table Value Total: 101,682
                                        --------------------
                                            (thousands)

List of Other Included Managers:
NONE

     THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON FEBRUARY 14, 2013 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR
           WHICH CONFIDENTIAL TREATMENT EXPIRED ON FEBRUARY 14, 2013.

                           FORM 13F INFORMATION TABLE

----------------------------------------------------------------------------------------------------------------------------------
      COLUMN 1               COLUMN 2       COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7  COLUMN 8
------------------------- ---------------- --------- -------- ---------------------- ------------ ---------- ---------------------
                                                      VALUE    SHRS OR   SH/   PUT/   INVESTMENT    OTHER      VOTING
   NAME OF ISSUER          TITLE OF CLASS    CUSIP   (X$1000)  PRN AMT   PRN   CALL   DISCRETION   MANAGER   AUTHORITY
----------------------------------------------------------------------------------------------------------------------------------
INFINITY PHARMACEUTICALS       COM         45665G303  101,682 2,905,214   SH    --       SOLE       NONE     2,905,214    --    --
           INC